Accumulated Other Comprehensive Income (Loss) (Details) - Schedule of accumulated balances other comprehensive income (Loss) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,733
Other comprehensive income before reclassifications	(2,008)
Amounts reclassified from accumulated other comprehensive income	(154)
Net current period other comprehensive income	(2,162)
Ending Balance	571
Unrealized Gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,933
Other comprehensive income before reclassifications	(2,423)
Amounts reclassified from accumulated other comprehensive income	(32)
Net current period other comprehensive income	(2,455)
Ending Balance	(522)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	800
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income
Ending Balance	800
Unrealized Gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications	415
Amounts reclassified from accumulated other comprehensive income	(122)
Net current period other comprehensive income	293
Ending Balance	$ 293